Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Future minimum payments under non-cancelable operating leases:
2018			$ 336
2019			316
2020			268
Total minimum lease payments			$ 6,902
Solaris LLC
Operating leases
Operating leases, rent expense	$ 206	$ 340
Future minimum payments under non-cancelable operating leases:
2017	48
2018	29
2019	29
2020	12
Total minimum lease payments	118
Other Commitments
Other commitments	$ 835	$ 1,259